SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Non-cash financing activities
Fair value of options exercised	$ 0	$ 158,106	$ 0
Fair value of warrants granted	0	174,427	83,109
Fair value of warrants exercised	0	36,859	0
Shares issued for finders	0	100,500	0
Non-cash investing activities:
Shares to be issued to acquisition of inventory	$ 0	$ 0	$ 22,800